Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.74270%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,615,962.45

Principal:
Principal Collections	$26,771,546.91
Prepayments in Full	$12,140,171.43
Liquidation Proceeds	$470,267.58
Recoveries	$35,180.78
Sub Total	$39,417,166.70
Collections	$44,033,129.15

Purchase Amounts:
Purchase Amounts Related to Principal	$180,896.94
Purchase Amounts Related to Interest	$1,315.21
Sub Total	$182,212.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,215,341.30

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,215,341.30
Servicing Fee	$983,278.22	$983,278.22	$0.00	$0.00	$43,232,063.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,232,063.08
Interest - Class A-2a Notes	$737,356.65	$737,356.65	$0.00	$0.00	$42,494,706.43
Interest - Class A-2b Notes	$683,132.23	$683,132.23	$0.00	$0.00	$41,811,574.20
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$39,963,115.87
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$39,689,115.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,689,115.87
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$39,515,425.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,515,425.87
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,515,425.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,515,425.87
Regular Principal Payment	$37,004,167.59	$37,004,167.59	$0.00	$0.00	$2,511,258.28
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,511,258.28
Residual Released to Depositor	$0.00	$2,511,258.28	$0.00	$0.00	$0.00
Total		$44,215,341.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,004,167.59
Total					$37,004,167.59

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,369,266.56	$67.90	$737,356.65	$2.46	$21,106,623.21	$70.36
Class A-2b Notes	$16,634,901.03	$67.90	$683,132.23	$2.79	$17,318,033.26	$70.69
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$37,004,167.59	$23.44	$3,716,637.21	$2.35	$40,720,804.80	$25.79

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$204,821,290.88	0.6827376	$184,452,024.32	0.6148401
Class A-2b Notes	$167,270,720.89	0.6827376	$150,635,819.86	0.6148401
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,076,032,011.77	0.6814901	$1,039,027,844.18	0.6580540

Pool Information
Weighted Average APR	4.788%	4.799%
Weighted Average Remaining Term	48.43	47.64
Number of Receivables Outstanding	35,467	34,810
Pool Balance	$1,179,933,866.78	$1,139,990,895.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,107,582,647.59	$1,070,606,801.48
Pool Factor	0.6986838	0.6750320

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$69,384,093.63
Targeted Overcollateralization Amount	$100,963,050.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$100,963,050.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$380,088.81
(Recoveries)		19	$35,180.78
Net Loss for Current Collection Period			$344,908.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3508%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5021%
Second Prior Collection Period			0.4921%
Prior Collection Period			0.3072%
Current Collection Period			0.3568%
Four Month Average (Current and Prior Three Collection Periods)			0.4145%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		804	$4,058,688.24
(Cumulative Recoveries)			$146,128.08
Cumulative Net Loss for All Collection Periods			$3,912,560.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2317%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,048.12
Average Net Loss for Receivables that have experienced a Realized Loss			$4,866.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	210	$8,668,817.28
61-90 Days Delinquent	0.12%	33	$1,332,945.91
91-120 Days Delinquent	0.00%	1	$27,242.79
Over 120 Days Delinquent	0.02%	6	$277,196.47
Total Delinquent Receivables	0.90%	250	$10,306,202.45

Repossession Inventory:
Repossessed in the Current Collection Period		19	$755,326.39
Total Repossessed Inventory		32	$1,326,656.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1245%
Prior Collection Period			0.1494%
Current Collection Period			0.1149%
Three Month Average			0.1296%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1436%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$3,524,679.32
2 Months Extended	105	$4,431,208.20
3+ Months Extended	18	$670,405.73

Total Receivables Extended	212	$8,626,293.25
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer